John Hancock
Multi-Index Lifetime Portfolios
Quarterly portfolio holdings 5/31/2022

Portfolios’ investments
MULTI-INDEX 2065 LIFETIME PORTFOLIO

As of 5-31-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 52.3%
Equity - 52.3%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	371,062	$3,502,826
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	507,798	4,565,101

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $8,543,474)		$8,067,927
UNAFFILIATED INVESTMENT COMPANIES - 45.7%
Equity - 42.9%
Fidelity Mid Cap Index Fund	75,071	2,092,230
Fidelity Small Cap Index Fund	27,919	642,699
Financial Select Sector SPDR Fund	6,509	230,874
iShares MSCI Global Min Vol Factor ETF	1,143	113,488
Vanguard Dividend Appreciation ETF	492	75,645
Vanguard FTSE All World ex-US Small-Cap ETF	2,644	305,699
Vanguard FTSE Developed Markets ETF	1,620	73,726
Vanguard FTSE Emerging Markets ETF	20,987	915,873
Vanguard Health Care ETF	931	225,097
Vanguard Information Technology ETF	322	116,274
Vanguard S&P 500 ETF	4,802	1,823,223
Fixed income - 2.8%
Vanguard Emerging Markets Government Bond ETF	1,335	87,456
Vanguard Intermediate-Term Corporate Bond ETF	1,467	120,954
Vanguard Total Bond Market ETF	1,283	98,380
Xtrackers USD High Yield Corporate Bond ETF	3,442	125,633

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $7,511,242)		$7,047,251
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	300	0
Financials - 0.0%
Banco Espirito Santo SA (D)	345	0
Health care - 0.0%
NMC Health PLC (D)	9	0
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	19	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	40	269
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	1,216	33

TOTAL COMMON STOCKS (Cost $303)		$302
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.5%
U.S. Government - 1.5%
U.S. Treasury STRIPS, PO, 3.083%, 08/15/2051	$94,000	38,226
U.S. Treasury STRIPS, PO, 3.146%, 05/15/2050	229,000	95,112
MULTI-INDEX 2065 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury STRIPS, PO, 3.151%, 11/15/2048	163,000	$70,871
U.S. Treasury STRIPS, PO, 3.317%, 05/15/2047	78,000	34,137

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $301,686)		$238,346
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (D)	199	2
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (D)	99	1
BTS Group Holdings PCL (Expiration Date: 9-5-22; Strike Price: THB 9.90) (D)	50	0
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (D)	128	76
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (D)	10	1
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (D)	11	2
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (D)	22	8
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (D)	5	1

TOTAL WARRANTS (Cost $116)		$91
SHORT-TERM INVESTMENTS - 0.4%
Short-term funds - 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7415% (F)	53,438	53,438

TOTAL SHORT-TERM INVESTMENTS (Cost $53,438)		$53,438
Total investments (Cost $16,410,259) - 99.9%		$15,407,355
Other assets and liabilities, net - 0.1%		13,934
TOTAL NET ASSETS - 100.0%		$15,421,289
MULTI-INDEX 2060 LIFETIME PORTFOLIO

As of 5-31-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 52.2%
Equity - 52.2%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	2,723,056	$25,705,650
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	3,710,264	33,355,270

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $62,831,748)		$59,060,920
UNAFFILIATED INVESTMENT COMPANIES - 45.9%
Equity - 43.0%
Fidelity Mid Cap Index Fund	548,511	15,286,992
Fidelity Small Cap Index Fund	204,077	4,697,855
Financial Select Sector SPDR Fund	47,969	1,701,460
iShares MSCI Global Min Vol Factor ETF	8,457	839,696
2	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTI-INDEX 2060 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Vanguard Dividend Appreciation ETF	3,640	$559,650
Vanguard FTSE All World ex-US Small-Cap ETF	19,569	2,262,568
Vanguard FTSE Developed Markets ETF	11,991	545,710
Vanguard FTSE Emerging Markets ETF	155,289	6,776,812
Vanguard Health Care ETF	6,892	1,666,348
Vanguard Information Technology ETF	2,362	852,918
Vanguard S&P 500 ETF	35,343	13,419,030
Fixed income - 2.9%
Vanguard Emerging Markets Government Bond ETF	10,049	658,310
Vanguard Intermediate-Term Corporate Bond ETF	11,193	922,863
Vanguard Total Bond Market ETF	9,810	752,231
Xtrackers USD High Yield Corporate Bond ETF (G)	25,629	935,459

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $52,459,854)		$51,877,902
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	2,326	0
Financials - 0.0%
Banco Espirito Santo SA (D)	2,676	0
Health care - 0.0%
NMC Health PLC (D)	73	0
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	149	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	310	2,086
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	9,419	258

TOTAL COMMON STOCKS (Cost $2,348)		$2,344
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.6%
U.S. Government - 1.6%
U.S. Treasury STRIPS, PO, 3.083%, 08/15/2051	$731,000	297,269
U.S. Treasury STRIPS, PO, 3.146%, 05/15/2050	1,771,000	735,560
U.S. Treasury STRIPS, PO, 3.151%, 11/15/2048	1,266,300	550,580
U.S. Treasury STRIPS, PO, 3.317%, 05/15/2047	604,300	264,475

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $2,366,672)		$1,847,884
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (D)	1,539	18
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (D)	769	10
BTS Group Holdings PCL (Expiration Date: 9-5-22; Strike Price: THB 9.90) (D)	385	2
MULTI-INDEX 2060 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (D)	990	$588
Magellan Financial Group, Ltd. (Expiration Date: 4-16-27; Strike Price: AUD 35.00) (D)	1	1
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (D)	77	10
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (D)	85	16
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (D)	169	62
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (D)	35	6

TOTAL WARRANTS (Cost $897)		$713
SHORT-TERM INVESTMENTS - 1.1%
Short-term funds - 1.1%
John Hancock Collateral Trust, 0.8437% (F)(H)	90,340	903,285
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7415% (F)	340,073	340,073

TOTAL SHORT-TERM INVESTMENTS (Cost $1,243,340)		$1,243,358
Total investments (Cost $118,904,859) - 100.8%		$114,033,121
Other assets and liabilities, net - (0.8%)		(874,240)
TOTAL NET ASSETS - 100.0%		$113,158,881
MULTI-INDEX 2055 LIFETIME PORTFOLIO

As of 5-31-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 52.2%
Equity - 52.2%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	5,676,670	$53,587,767
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	7,712,857	69,338,587

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $130,818,564)		$122,926,354
UNAFFILIATED INVESTMENT COMPANIES - 45.9%
Equity - 43.0%
Fidelity Mid Cap Index Fund	1,140,238	31,778,441
Fidelity Small Cap Index Fund	424,959	9,782,558
Financial Select Sector SPDR Fund	100,449	3,562,926
iShares MSCI Global Min Vol Factor ETF	17,631	1,750,582
Vanguard Dividend Appreciation ETF	7,589	1,166,809
Vanguard FTSE All World ex-US Small-Cap ETF	40,796	4,716,834
Vanguard FTSE Developed Markets ETF	24,997	1,137,613
Vanguard FTSE Emerging Markets ETF	323,727	14,127,446
Vanguard Health Care ETF	14,368	3,473,895
Vanguard Information Technology ETF	4,912	1,773,723
Vanguard S&P 500 ETF	73,679	27,974,443
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	3

MULTI-INDEX 2055 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - 2.9%
Vanguard Emerging Markets Government Bond ETF	21,011	$1,376,431
Vanguard Intermediate-Term Corporate Bond ETF	23,562	1,942,687
Vanguard Total Bond Market ETF	20,712	1,588,196
Xtrackers USD High Yield Corporate Bond ETF (G)	53,584	1,955,816

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $107,771,811)		$108,108,400
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	4,869	0
Financials - 0.0%
Banco Espirito Santo SA (D)	5,602	0
Health care - 0.0%
NMC Health PLC (D)	153	0
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	312	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	649	4,368
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	19,720	540

TOTAL COMMON STOCKS (Cost $4,917)		$4,908
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.6%
U.S. Government - 1.6%
U.S. Treasury STRIPS, PO, 3.083%, 08/15/2051	$1,531,000	622,597
U.S. Treasury STRIPS, PO, 3.146%, 05/15/2050	3,704,000	1,538,405
U.S. Treasury STRIPS, PO, 3.151%, 11/15/2048	2,652,100	1,153,117
U.S. Treasury STRIPS, PO, 3.317%, 05/15/2047	1,264,800	553,546

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $4,962,132)		$3,867,665
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (D)	3,222	37
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (D)	1,611	22
BTS Group Holdings PCL (Expiration Date: 9-5-22; Strike Price: THB 9.90) (D)	805	4
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (D)	2,072	1,231
Magellan Financial Group, Ltd. (Expiration Date: 4-16-27; Strike Price: AUD 35.00) (D)	3	2
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (D)	161	21
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (D)	177	33
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (D)	353	131
MULTI-INDEX 2055 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (D)	74	$14

TOTAL WARRANTS (Cost $1,878)		$1,495
SHORT-TERM INVESTMENTS - 0.4%
Short-term funds - 0.4%
John Hancock Collateral Trust, 0.8437% (F)(H)	26,107	261,040
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7415% (F)	670,939	670,939

TOTAL SHORT-TERM INVESTMENTS (Cost $931,949)		$931,979
Total investments (Cost $244,491,251) - 100.1%		$235,840,801
Other assets and liabilities, net - (0.1%)		(234,075)
TOTAL NET ASSETS - 100.0%		$235,606,726
MULTI-INDEX 2050 LIFETIME PORTFOLIO

As of 5-31-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 52.2%
Equity - 52.2%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	7,669,227	$72,397,502
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	10,385,841	93,368,710

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $176,508,550)		$165,766,212
UNAFFILIATED INVESTMENT COMPANIES - 45.8%
Equity - 43.0%
Fidelity Mid Cap Index Fund	1,531,041	42,670,112
Fidelity Small Cap Index Fund	572,411	13,176,897
Financial Select Sector SPDR Fund	135,697	4,813,173
iShares MSCI Global Min Vol Factor ETF	23,827	2,365,783
Vanguard Dividend Appreciation ETF	10,256	1,576,860
Vanguard FTSE All World ex-US Small-Cap ETF	55,268	6,390,086
Vanguard FTSE Developed Markets ETF	33,880	1,541,879
Vanguard FTSE Emerging Markets ETF	437,491	19,092,107
Vanguard Health Care ETF (G)	19,418	4,694,884
Vanguard Information Technology ETF	6,609	2,386,510
Vanguard S&P 500 ETF	99,570	37,804,738
Fixed income - 2.8%
Vanguard Emerging Markets Government Bond ETF	27,213	1,782,724
Vanguard Intermediate-Term Corporate Bond ETF	30,152	2,486,032
Vanguard Total Bond Market ETF	26,390	2,023,585
Xtrackers USD High Yield Corporate Bond ETF (G)	70,819	2,584,894

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $145,446,523)		$145,390,264
4	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTI-INDEX 2050 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	6,675	$0
Financials - 0.0%
Banco Espirito Santo SA (D)	7,679	0
Health care - 0.0%
NMC Health PLC (D)	209	0
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	428	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	890	5,988
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	27,032	741

TOTAL COMMON STOCKS (Cost $6,739)		$6,729
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.7%
U.S. Government - 1.7%
U.S. Treasury STRIPS, PO, 3.083%, 08/15/2051	$2,085,000	847,887
U.S. Treasury STRIPS, PO, 3.146%, 05/15/2050	5,032,000	2,089,971
U.S. Treasury STRIPS, PO, 3.151%, 11/15/2048	3,602,500	1,566,345
U.S. Treasury STRIPS, PO, 3.317%, 05/15/2047	1,722,500	753,860

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $6,748,413)		$5,258,063
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (D)	4,416	50
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (D)	2,208	30
BTS Group Holdings PCL (Expiration Date: 9-5-22; Strike Price: THB 9.90) (D)	1,104	6
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (D)	2,840	1,688
Magellan Financial Group, Ltd. (Expiration Date: 4-16-27; Strike Price: AUD 35.00) (D)	4	3
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (D)	220	29
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (D)	243	45
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (D)	484	179
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (D)	101	19

TOTAL WARRANTS (Cost $2,575)		$2,049
SHORT-TERM INVESTMENTS - 0.4%
Short-term funds - 0.4%
John Hancock Collateral Trust, 0.8437% (F)(H)	45,441	454,353
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7415% (F)	848,652	848,651
MULTI-INDEX 2050 LIFETIME PORTFOLIO (continued)

Shares or Principal Amount	Value

TOTAL SHORT-TERM INVESTMENTS (Cost $1,302,954)	$1,303,004
Total investments (Cost $330,015,754) - 100.1%	$317,726,321
Other assets and liabilities, net - (0.1%)	(354,152)
TOTAL NET ASSETS - 100.0%	$317,372,169
MULTI-INDEX 2045 LIFETIME PORTFOLIO

As of 5-31-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 51.6%
Equity - 51.6%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	9,792,107	$92,437,491
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	13,291,549	119,491,022

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $225,605,609)		$211,928,513
UNAFFILIATED INVESTMENT COMPANIES - 46.1%
Equity - 42.5%
Fidelity Mid Cap Index Fund	1,936,496	53,970,140
Fidelity Small Cap Index Fund	720,196	16,578,921
Financial Select Sector SPDR Fund	174,804	6,200,298
iShares Global Infrastructure ETF (G)	4,050	207,036
iShares MSCI Global Min Vol Factor ETF	30,736	3,051,777
Vanguard Dividend Appreciation ETF	13,230	2,034,113
Vanguard Energy ETF	5,393	653,847
Vanguard FTSE All World ex-US Small-Cap ETF	71,118	8,222,663
Vanguard FTSE Developed Markets ETF	51,370	2,337,849
Vanguard FTSE Emerging Markets ETF	536,878	23,429,356
Vanguard Global ex-U.S. Real Estate ETF	4,236	202,693
Vanguard Health Care ETF	25,048	6,056,105
Vanguard Information Technology ETF	8,564	3,092,460
Vanguard Materials ETF	2,153	405,152
Vanguard Real Estate ETF	6,146	608,884
Vanguard S&P 500 ETF	125,337	47,587,952
Fixed income - 3.6%
Vanguard Emerging Markets Government Bond ETF	59,128	3,873,475
Vanguard Intermediate-Term Corporate Bond ETF	46,442	3,829,143
Vanguard Total Bond Market ETF	40,628	3,115,355
Xtrackers USD High Yield Corporate Bond ETF (G)	103,270	3,769,355

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $189,330,043)		$189,226,574
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	8,519	0
Financials - 0.0%
Banco Espirito Santo SA (D)	9,801	0
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	5

MULTI-INDEX 2045 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Health care - 0.0%
NMC Health PLC (D)	267	$0
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	547	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	1,136	7,642
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	34,500	945

TOTAL COMMON STOCKS (Cost $8,601)		$8,587
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.0%
U.S. Government - 2.0%
U.S. Treasury STRIPS, PO, 3.083%, 08/15/2051	$3,159,000	1,284,641
U.S. Treasury STRIPS, PO, 3.146%, 05/15/2050	7,643,000	3,174,413
U.S. Treasury STRIPS, PO, 3.151%, 11/15/2048	5,472,300	2,379,323
U.S. Treasury STRIPS, PO, 3.317%, 05/15/2047	2,610,800	1,142,629

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $10,265,342)		$7,981,006
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (D)	5,636	64
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (D)	2,818	38
BTS Group Holdings PCL (Expiration Date: 9-5-22; Strike Price: THB 9.90) (D)	1,409	7
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (D)	3,625	2,154
Magellan Financial Group, Ltd. (Expiration Date: 4-16-27; Strike Price: AUD 35.00) (D)	5	4
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (D)	281	38
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (D)	310	57
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (D)	618	229
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (D)	129	24

TOTAL WARRANTS (Cost $3,285)		$2,615
SHORT-TERM INVESTMENTS - 0.4%
Short-term funds - 0.4%
John Hancock Collateral Trust, 0.8437% (F)(H)	48,117	481,111
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7415% (F)	1,284,106	1,284,106

TOTAL SHORT-TERM INVESTMENTS (Cost $1,765,161)		$1,765,217
Total investments (Cost $426,978,041) - 100.1%		$410,912,512
Other assets and liabilities, net - (0.1%)		(408,356)
TOTAL NET ASSETS - 100.0%		$410,504,156
MULTI-INDEX 2040 LIFETIME PORTFOLIO

As of 5-31-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 46.8%
Equity - 46.8%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	9,421,189	$88,936,029
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	12,658,370	113,798,743

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $215,905,578)		$202,734,772
UNAFFILIATED INVESTMENT COMPANIES - 49.2%
Equity - 40.5%
Fidelity Mid Cap Index Fund	1,779,305	49,589,229
Fidelity Small Cap Index Fund	665,732	15,325,141
Financial Select Sector SPDR Fund	182,054	6,457,455
iShares Global Infrastructure ETF (G)	12,998	664,458
iShares MSCI Global Min Vol Factor ETF	59,823	5,939,826
Vanguard Dividend Appreciation ETF	25,751	3,959,216
Vanguard Energy ETF	17,335	2,101,695
Vanguard FTSE All World ex-US Small-Cap ETF	75,534	8,733,241
Vanguard FTSE Developed Markets ETF	100,625	4,579,444
Vanguard FTSE Emerging Markets ETF	449,131	19,600,077
Vanguard Global ex-U.S. Real Estate ETF	13,547	648,224
Vanguard Health Care ETF	26,120	6,315,294
Vanguard Information Technology ETF	8,880	3,206,568
Vanguard Materials ETF	6,964	1,310,486
Vanguard Real Estate ETF	19,784	1,960,001
Vanguard S&P 500 ETF	117,810	44,730,101
Fixed income - 8.7%
Vanguard Emerging Markets Government Bond ETF	111,103	7,278,358
Vanguard Intermediate-Term Corporate Bond ETF	152,016	12,533,719
Vanguard Total Bond Market ETF	133,891	10,266,762
Xtrackers USD High Yield Corporate Bond ETF (G)	210,169	7,671,169

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $212,917,300)		$212,870,464
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	8,209	0
Financials - 0.0%
Banco Espirito Santo SA (D)	9,444	0
Health care - 0.0%
NMC Health PLC (D)	258	0
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	527	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	1,095	7,364
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	33,245	911
6	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTI-INDEX 2040 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL COMMON STOCKS (Cost $8,288)		$8,275
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.5%
U.S. Government - 3.5%
U.S. Treasury STRIPS, PO, 3.083%, 08/15/2051	$6,039,000	$2,455,823
U.S. Treasury STRIPS, PO, 3.146%, 05/15/2050	14,599,000	6,063,490
U.S. Treasury STRIPS, PO, 3.151%, 11/15/2048	10,453,700	4,545,206
U.S. Treasury STRIPS, PO, 3.317%, 05/15/2047	4,990,500	2,184,116

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $19,609,523)		$15,248,635
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (D)	5,431	62
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (D)	2,716	37
BTS Group Holdings PCL (Expiration Date: 9-5-22; Strike Price: THB 9.90) (D)	1,358	7
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (D)	3,493	2,076
Magellan Financial Group, Ltd. (Expiration Date: 4-16-27; Strike Price: AUD 35.00) (D)	5	4
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (D)	271	36
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (D)	299	55
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (D)	596	221
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (D)	124	23

TOTAL WARRANTS (Cost $3,167)		$2,521
SHORT-TERM INVESTMENTS - 2.2%
Short-term funds - 2.2%
John Hancock Collateral Trust, 0.8437% (F)(H)	804,346	8,042,411
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7415% (F)	1,297,661	1,297,661

TOTAL SHORT-TERM INVESTMENTS (Cost $9,340,066)		$9,340,072
Total investments (Cost $457,783,922) - 101.7%		$440,204,739
Other assets and liabilities, net - (1.7%)		(7,502,830)
TOTAL NET ASSETS - 100.0%		$432,701,909
MULTI-INDEX 2035 LIFETIME PORTFOLIO

As of 5-31-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 42.3%
Equity - 42.3%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	10,021,846	$94,606,228
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	13,554,969	121,859,172
MULTI-INDEX 2035 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $230,545,254)		$216,465,400
UNAFFILIATED INVESTMENT COMPANIES - 52.3%
Equity - 36.8%
Fidelity Mid Cap Index Fund	1,805,422	$50,317,099
Fidelity Small Cap Index Fund	672,082	15,471,320
Financial Select Sector SPDR Fund	182,508	6,473,559
iShares Global Infrastructure ETF	30,552	1,561,818
iShares MSCI Global Min Vol Factor ETF	127,663	12,675,659
Vanguard Dividend Appreciation ETF (G)	54,952	8,448,870
Vanguard Energy ETF (G)	39,774	4,822,200
Vanguard FTSE All World ex-US Small-Cap ETF	82,406	9,527,782
Vanguard FTSE Developed Markets ETF	135,703	6,175,844
Vanguard FTSE Emerging Markets ETF	388,819	16,968,061
Vanguard Global ex-U.S. Real Estate ETF	32,094	1,535,698
Vanguard Health Care ETF	26,215	6,338,263
Vanguard Information Technology ETF	8,981	3,243,039
Vanguard Materials ETF	16,427	3,091,233
Vanguard Real Estate ETF	46,666	4,623,201
Vanguard S&P 500 ETF	98,058	37,230,661
Fixed income - 15.5%
Vanguard Emerging Markets Government Bond ETF	211,747	13,871,546
Vanguard Intermediate-Term Corporate Bond ETF	333,777	27,519,914
Vanguard Total Bond Market ETF	292,377	22,419,468
Xtrackers USD High Yield Corporate Bond ETF (G)	426,510	15,567,615

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $270,976,307)		$267,882,850
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	8,783	0
Financials - 0.0%
Banco Espirito Santo SA (D)	10,105	0
Health care - 0.0%
NMC Health PLC (D)	276	0
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	564	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	1,171	7,880
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	35,571	975

TOTAL COMMON STOCKS (Cost $8,869)		$8,855
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.0%
U.S. Government - 5.0%
U.S. Treasury STRIPS, PO, 3.083%, 08/15/2051	$10,274,000	4,178,030
U.S. Treasury STRIPS, PO, 3.146%, 05/15/2050	24,858,000	10,324,422
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	7

MULTI-INDEX 2035 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury STRIPS, PO, 3.151%, 11/15/2048	17,797,200	$7,738,115
U.S. Treasury STRIPS, PO, 3.317%, 05/15/2047	8,490,800	3,716,039

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $33,451,384)		$25,956,606
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (D)	5,811	66
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (D)	2,906	39
BTS Group Holdings PCL (Expiration Date: 9-5-22; Strike Price: THB 9.90) (D)	1,453	8
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (D)	3,737	2,221
Magellan Financial Group, Ltd. (Expiration Date: 4-16-27; Strike Price: AUD 35.00) (D)	5	4
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (D)	290	39
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (D)	319	59
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (D)	638	236
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (D)	133	24

TOTAL WARRANTS (Cost $3,389)		$2,696
SHORT-TERM INVESTMENTS - 3.4%
Short-term funds - 3.4%
John Hancock Collateral Trust, 0.8437% (F)(H)	1,584,996	15,847,897
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7415% (F)	1,474,337	1,474,337

TOTAL SHORT-TERM INVESTMENTS (Cost $17,320,208)		$17,322,234
Total investments (Cost $552,305,411) - 103.0%		$527,638,641
Other assets and liabilities, net - (3.0%)		(15,478,550)
TOTAL NET ASSETS - 100.0%		$512,160,091
MULTI-INDEX 2030 LIFETIME PORTFOLIO

As of 5-31-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 36.9%
Equity - 36.9%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	9,012,658	$85,079,494
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	12,276,139	110,362,493

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $207,843,656)		$195,441,987
UNAFFILIATED INVESTMENT COMPANIES - 55.3%
Equity - 32.6%
Fidelity Mid Cap Index Fund	1,486,550	41,430,151
Fidelity Small Cap Index Fund	553,749	12,747,308
MULTI-INDEX 2030 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Financial Select Sector SPDR Fund	180,465	$6,401,094
iShares Global Infrastructure ETF (G)	47,332	2,419,612
iShares MSCI Global Min Vol Factor ETF	189,967	18,861,823
Vanguard Dividend Appreciation ETF	82,240	12,644,400
Vanguard Energy ETF	64,629	7,835,620
Vanguard FTSE All World ex-US Small-Cap ETF	80,504	9,307,872
Vanguard FTSE Developed Markets ETF	129,892	5,911,385
Vanguard FTSE Emerging Markets ETF	236,869	10,336,963
Vanguard Global ex-U.S. Real Estate ETF	49,611	2,373,886
Vanguard Health Care ETF (G)	25,812	6,240,825
Vanguard Information Technology ETF	8,863	3,200,429
Vanguard Materials ETF	25,501	4,798,778
Vanguard Real Estate ETF	72,725	7,204,866
Vanguard S&P 500 ETF	56,923	21,612,525
Fixed income - 22.7%
Invesco Senior Loan ETF (G)	629,923	13,272,478
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF (G)	105,874	2,715,668
Vanguard Emerging Markets Government Bond ETF	275,357	18,038,637
Vanguard Intermediate-Term Corporate Bond ETF	367,984	30,340,281
Vanguard Short-Term Corporate Bond ETF (G)	66,883	5,176,744
Vanguard Total Bond Market ETF	322,422	24,723,319
Xtrackers USD High Yield Corporate Bond ETF (G)	712,675	26,012,638

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $298,966,731)		$293,607,302
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	7,871	0
Financials - 0.0%
Banco Espirito Santo SA (D)	9,056	0
Health care - 0.0%
NMC Health PLC (D)	247	0
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	505	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	1,050	7,062
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	31,878	873

TOTAL COMMON STOCKS (Cost $7,947)		$7,935
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.1%
U.S. Government - 7.1%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$1,091,691	1,127,171
8	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTI-INDEX 2030 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	1,623,269	$1,659,919
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	860,227	874,928
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	225,958	229,025
U.S. Treasury STRIPS, PO, 3.083%, 08/15/2051	13,458,000	5,472,837
U.S. Treasury STRIPS, PO, 3.146%, 05/15/2050	32,696,000	13,579,826
U.S. Treasury STRIPS, PO, 3.151%, 11/15/2048	23,408,900	10,178,049
U.S. Treasury STRIPS, PO, 3.317%, 05/15/2047	11,123,100	4,868,078

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $48,173,601)		$37,989,833
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (D)	5,208	60
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (D)	2,604	35
BTS Group Holdings PCL (Expiration Date: 9-5-22; Strike Price: THB 9.90) (D)	1,302	7
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (D)	3,349	1,990
Magellan Financial Group, Ltd. (Expiration Date: 4-16-27; Strike Price: AUD 35.00) (D)	4	4
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (D)	259	35
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (D)	286	53
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (D)	571	211
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (D)	119	22

TOTAL WARRANTS (Cost $3,036)		$2,417
SHORT-TERM INVESTMENTS - 7.9%
Short-term funds - 7.9%
John Hancock Collateral Trust, 0.8437% (F)(H)	3,969,256	39,687,398
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7415% (F)	2,154,374	2,154,374

TOTAL SHORT-TERM INVESTMENTS (Cost $41,842,117)		$41,841,772
Total investments (Cost $596,837,088) - 107.2%		$568,891,246
Other assets and liabilities, net - (7.2%)		(38,235,906)
TOTAL NET ASSETS - 100.0%		$530,655,340
MULTI-INDEX 2025 LIFETIME PORTFOLIO

As of 5-31-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 29.6%
Equity - 29.6%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	6,043,451	$57,050,175
MULTI-INDEX 2025 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	8,121,418	$73,011,552

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $138,580,199)		$130,061,727
UNAFFILIATED INVESTMENT COMPANIES - 61.4%
Equity - 28.9%
Fidelity Mid Cap Index Fund	974,715	27,165,318
Fidelity Small Cap Index Fund	363,686	8,372,043
Financial Select Sector SPDR Fund	132,438	4,697,576
iShares Global Infrastructure ETF (G)	52,832	2,700,772
iShares MSCI Global Min Vol Factor ETF	204,851	20,339,656
Vanguard Dividend Appreciation ETF	89,489	13,758,934
Vanguard Energy ETF	66,221	8,028,634
Vanguard FTSE All World ex-US Small-Cap ETF	57,451	6,642,485
Vanguard FTSE Developed Markets ETF	117,771	5,359,758
Vanguard FTSE Emerging Markets ETF	114,428	4,993,638
Vanguard Global ex-U.S. Real Estate ETF	55,234	2,642,947
Vanguard Health Care ETF	19,057	4,607,601
Vanguard Information Technology ETF	6,503	2,348,233
Vanguard Materials ETF	28,421	5,348,264
Vanguard Real Estate ETF	79,889	7,914,603
Vanguard S&P 500 ETF	5,807	2,204,802
Fixed income - 32.5%
Invesco Senior Loan ETF (G)	751,122	15,826,141
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF (G)	111,505	2,860,103
Vanguard Emerging Markets Government Bond ETF	291,977	19,127,413
Vanguard Intermediate-Term Corporate Bond ETF	423,415	34,910,563
Vanguard Short-Term Corporate Bond ETF (G)	163,224	12,633,538
Vanguard Total Bond Market ETF	370,064	28,376,508
Xtrackers USD High Yield Corporate Bond ETF (G)	799,114	29,167,661

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $278,582,927)		$270,027,191
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	5,304	0
Financials - 0.0%
Banco Espirito Santo SA (D)	6,102	0
Health care - 0.0%
NMC Health PLC (D)	166	0
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	340	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	707	4,758
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	9

MULTI-INDEX 2025 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	21,481	$589

TOTAL COMMON STOCKS (Cost $5,355)		$5,347
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.3%
U.S. Government - 8.3%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$2,782,359	2,872,785
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	4,089,881	4,182,223
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	2,160,977	2,197,908
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	578,127	585,975
U.S. Treasury STRIPS, PO, 3.083%, 08/15/2051	10,492,000	4,266,682
U.S. Treasury STRIPS, PO, 3.146%, 05/15/2050	25,434,000	10,563,656
U.S. Treasury STRIPS, PO, 3.151%, 11/15/2048	18,212,200	7,918,555
U.S. Treasury STRIPS, PO, 3.317%, 05/15/2047	8,671,000	3,794,905

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $44,482,722)		$36,382,689
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (D)	3,509	40
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (D)	1,755	24
BTS Group Holdings PCL (Expiration Date: 9-5-22; Strike Price: THB 9.90) (D)	877	5
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (D)	2,257	1,341
Magellan Financial Group, Ltd. (Expiration Date: 4-16-27; Strike Price: AUD 35.00) (D)	3	3
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (D)	175	23
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (D)	193	36
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (D)	385	143
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (D)	80	15

TOTAL WARRANTS (Cost $2,047)		$1,630
SHORT-TERM INVESTMENTS - 10.4%
Short-term funds - 10.4%
John Hancock Collateral Trust, 0.8437% (F)(H)	4,532,855	45,322,655
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7415% (F)	385,882	385,882

TOTAL SHORT-TERM INVESTMENTS (Cost $45,708,738)		$45,708,537
Total investments (Cost $507,361,988) - 109.7%		$482,187,121
Other assets and liabilities, net - (9.7%)		(42,701,328)
TOTAL NET ASSETS - 100.0%		$439,485,793
MULTI-INDEX 2020 LIFETIME PORTFOLIO

As of 5-31-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 18.9%
Equity - 18.9%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	1,907,247	$18,004,410
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	2,643,902	23,768,677

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $44,386,908)		$41,773,087
UNAFFILIATED INVESTMENT COMPANIES - 72.2%
Equity - 29.6%
Fidelity Mid Cap Index Fund	377,578	10,523,098
Fidelity Small Cap Index Fund	140,376	3,231,465
Financial Select Sector SPDR Fund	63,048	2,236,313
iShares Global Infrastructure ETF	30,259	1,546,840
iShares MSCI Global Min Vol Factor ETF	114,283	11,347,159
Vanguard Dividend Appreciation ETF	50,066	7,697,648
Vanguard Energy ETF (G)	38,333	4,647,493
Vanguard FTSE All World ex-US Small-Cap ETF	23,875	2,760,428
Vanguard FTSE Developed Markets ETF	120,048	5,463,384
Vanguard FTSE Emerging Markets ETF	54,066	2,359,440
Vanguard Global ex-U.S. Real Estate ETF	31,710	1,517,324
Vanguard Health Care ETF (G)	8,945	2,162,722
Vanguard Information Technology ETF	3,134	1,131,687
Vanguard Materials ETF	16,502	3,105,346
Vanguard Real Estate ETF	46,901	4,646,482
Vanguard S&P 500 ETF	2,961	1,124,232
Fixed income - 42.6%
Invesco Senior Loan ETF (G)	471,367	9,931,703
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF (G)	63,436	1,627,133
Vanguard Emerging Markets Government Bond ETF	166,548	10,910,559
Vanguard Intermediate-Term Corporate Bond ETF	295,978	24,403,388
Vanguard Short-Term Corporate Bond ETF	136,121	10,535,765
Vanguard Total Bond Market ETF	258,686	19,836,042
Xtrackers USD High Yield Corporate Bond ETF (G)	464,830	16,966,295

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $165,458,021)		$159,711,946
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	1,639	0
Financials - 0.0%
Banco Espirito Santo SA (D)	1,886	0
Health care - 0.0%
NMC Health PLC (D)	51	0
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	105	0
10	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTI-INDEX 2020 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	219	$1,470
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	6,637	182

TOTAL COMMON STOCKS (Cost $1,655)		$1,652
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.4%
U.S. Government - 8.4%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$2,316,514	2,391,801
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	3,412,314	3,489,357
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	1,805,928	1,836,791
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	478,380	484,874
U.S. Treasury STRIPS, PO, 3.083%, 08/15/2051	4,060,000	1,651,042
U.S. Treasury STRIPS, PO, 3.146%, 05/15/2050	9,860,000	4,095,213
U.S. Treasury STRIPS, PO, 3.151%, 11/15/2048	7,059,700	3,069,515
U.S. Treasury STRIPS, PO, 3.317%, 05/15/2047	3,355,300	1,468,463

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $21,721,738)		$18,487,056
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (D)	1,084	12
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (D)	542	7
BTS Group Holdings PCL (Expiration Date: 9-5-22; Strike Price: THB 9.90) (D)	271	1
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (D)	697	414
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (D)	54	7
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (D)	60	11
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (D)	119	44
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (D)	25	5

TOTAL WARRANTS (Cost $631)		$501
SHORT-TERM INVESTMENTS - 12.6%
Short-term funds - 12.6%
John Hancock Collateral Trust, 0.8437% (F)(H)	2,765,538	27,651,782
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7415% (F)	119,576	119,576

TOTAL SHORT-TERM INVESTMENTS (Cost $27,769,051)		$27,771,358
Total investments (Cost $259,338,004) - 112.1%		$247,745,600
Other assets and liabilities, net - (12.1%)		(26,661,362)
TOTAL NET ASSETS - 100.0%		$221,084,238
MULTI-INDEX 2015 LIFETIME PORTFOLIO

As of 5-31-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 17.6%
Equity - 17.6%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	521,505	$4,923,006
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	721,466	6,485,975

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $12,050,323)		$11,408,981
UNAFFILIATED INVESTMENT COMPANIES - 73.0%
Equity - 24.7%
Fidelity Mid Cap Index Fund	84,128	2,344,661
Fidelity Small Cap Index Fund	31,279	720,032
iShares Global Infrastructure ETF	8,739	446,738
iShares MSCI Global Min Vol Factor ETF	34,976	3,472,767
Vanguard Dividend Appreciation ETF	15,286	2,350,223
Vanguard Energy ETF	11,337	1,374,498
Vanguard FTSE All World ex-US Small-Cap ETF	5,641	652,212
Vanguard FTSE Developed Markets ETF	27,612	1,256,622
Vanguard FTSE Emerging Markets ETF (G)	4,584	200,046
Vanguard Global ex-U.S. Real Estate ETF	9,386	449,120
Vanguard Materials ETF (G)	4,847	912,108
Vanguard Real Estate ETF	13,662	1,353,494
Vanguard S&P 500 ETF	1,301	493,964
Fixed income - 48.3%
Invesco Senior Loan ETF (G)	165,147	3,479,647
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF (G)	19,293	494,865
Vanguard Emerging Markets Government Bond ETF	50,448	3,304,848
Vanguard Intermediate-Term Corporate Bond ETF	97,780	8,061,964
Vanguard Short-Term Corporate Bond ETF (G)	55,012	4,257,929
Vanguard Total Bond Market ETF	85,793	6,578,607
Xtrackers USD High Yield Corporate Bond ETF (G)	143,267	5,229,246

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $49,571,507)		$47,433,591
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	424	0
Financials - 0.0%
Banco Espirito Santo SA (D)	487	0
Health care - 0.0%
NMC Health PLC (D)	13	0
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	27	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	56	380
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	11

MULTI-INDEX 2015 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	1,716	$47

TOTAL COMMON STOCKS (Cost $427)		$427
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.4%
U.S. Government - 8.4%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$933,141	963,468
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	1,411,877	1,443,754
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	749,548	762,357
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	189,316	191,886
U.S. Treasury STRIPS, PO, 3.083%, 08/15/2051	808,000	328,582
U.S. Treasury STRIPS, PO, 3.146%, 05/15/2050	1,999,000	830,257
U.S. Treasury STRIPS, PO, 3.151%, 11/15/2048	1,433,300	623,190
U.S. Treasury STRIPS, PO, 3.317%, 05/15/2047	668,100	292,397

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $6,179,126)		$5,435,891
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (D)	280	3
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (D)	140	2
BTS Group Holdings PCL (Expiration Date: 9-5-22; Strike Price: THB 9.90) (D)	70	0
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (D)	180	107
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (D)	14	2
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (D)	15	3
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (D)	31	11
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (D)	6	1

TOTAL WARRANTS (Cost $162)		$129
SHORT-TERM INVESTMENTS - 19.9%
Short-term funds - 19.9%
John Hancock Collateral Trust, 0.8437% (F)(H)	1,281,246	12,810,795
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7415% (F)	131,665	131,665

TOTAL SHORT-TERM INVESTMENTS (Cost $12,943,010)		$12,942,460
Total investments (Cost $80,744,555) - 118.9%		$77,221,479
Other assets and liabilities, net - (18.9%)		(12,296,892)
TOTAL NET ASSETS - 100.0%		$64,924,587
MULTI-INDEX 2010 LIFETIME PORTFOLIO

As of 5-31-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 12.9%
Equity - 12.9%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	258,490	$2,440,149
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	350,283	3,149,047

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $5,937,271)		$5,589,196
UNAFFILIATED INVESTMENT COMPANIES - 78.0%
Equity - 23.0%
Fidelity Mid Cap Index Fund	39,192	1,092,271
Fidelity Small Cap Index Fund	10,884	250,551
iShares Global Infrastructure ETF	5,961	304,726
iShares MSCI Global Min Vol Factor ETF	23,757	2,358,833
Vanguard Dividend Appreciation ETF	10,228	1,572,555
Vanguard Energy ETF	7,496	908,815
Vanguard FTSE All World ex-US Small-Cap ETF	2,864	331,136
Vanguard FTSE Developed Markets ETF	23,080	1,050,371
Vanguard Global ex-U.S. Real Estate ETF	6,314	302,125
Vanguard Materials ETF	3,217	605,375
Vanguard Real Estate ETF	9,209	912,336
Vanguard S&P 500 ETF	833	316,273
Fixed income - 55.0%
Invesco Senior Loan ETF (G)	128,712	2,711,962
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF (G)	13,722	351,969
Vanguard Emerging Markets Government Bond ETF	36,061	2,362,356
Vanguard Intermediate-Term Corporate Bond ETF	74,207	6,118,365
Vanguard Short-Term Corporate Bond ETF (G)	48,100	3,722,940
Vanguard Total Bond Market ETF	64,943	4,979,829
Xtrackers USD High Yield Corporate Bond ETF (G)	101,389	3,700,699

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $35,834,592)		$33,953,487
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	225	0
Financials - 0.0%
Banco Espirito Santo SA (D)	259	0
Health care - 0.0%
NMC Health PLC (D)	7	0
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	14	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	30	202
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	911	25
12	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTI-INDEX 2010 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL COMMON STOCKS (Cost $227)		$227
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.8%
U.S. Government - 8.8%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$836,680	$863,873
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	1,244,321	1,272,415
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	661,224	672,524
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	173,031	175,380
U.S. Treasury STRIPS, PO, 3.083%, 08/15/2051	338,000	137,451
U.S. Treasury STRIPS, PO, 3.146%, 05/15/2050	831,000	345,144
U.S. Treasury STRIPS, PO, 3.151%, 11/15/2048	595,100	258,746
U.S. Treasury STRIPS, PO, 3.317%, 05/15/2047	279,900	122,500

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $4,198,349)		$3,848,033
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (D)	149	2
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (D)	74	1
BTS Group Holdings PCL (Expiration Date: 9-5-22; Strike Price: THB 9.90) (D)	37	0
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (D)	96	57
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (D)	7	1
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (D)	8	2
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (D)	16	6
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (D)	3	1

TOTAL WARRANTS (Cost $87)		$70
SHORT-TERM INVESTMENTS - 17.3%
Short-term funds - 17.3%
John Hancock Collateral Trust, 0.8437% (F)(H)	752,976	7,528,785
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7415% (F)	1,052	1,052

TOTAL SHORT-TERM INVESTMENTS (Cost $7,529,640)		$7,529,837
Total investments (Cost $53,500,166) - 117.0%		$50,920,850
Other assets and liabilities, net - (17.0%)		(7,413,229)
TOTAL NET ASSETS - 100.0%		$43,507,621
Percentages are based upon net assets.
Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
THB	Thai Bhat
Security Abbreviations and Legend
JHF II	John Hancock Funds II
MIM US	Manulife Investment Management (US) LLC
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	Non-income producing.
(E)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(F)	The rate shown is the annualized seven-day yield as of 5-31-22.
(G)	All or a portion of this security is on loan as of 5-31-22.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	13

Notes to Portfolios’ investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios’ Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and other open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Equity securities, including exchange-traded or closed-end funds, held by the portfolios are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios’ Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios’ investments as of May 31, 2022, by major security category or type:
	Total value at 5-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multi-Index 2065 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$8,067,927	$8,067,927	—	—
Unaffiliated investment companies	7,047,251	7,047,251	—	—
Common stocks	302	—	—	$302
U.S. Government and Agency obligations	238,346	—	$238,346	—
Warrants	91	91	—	—
Short-term investments	53,438	53,438	—	—
Total investments in securities	$15,407,355	$15,168,707	$238,346	$302

Multi-Index 2060 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$59,060,920	$59,060,920	—	—
Unaffiliated investment companies	51,877,902	51,877,902	—	—
Common stocks	2,344	—	—	$2,344
U.S. Government and Agency obligations	1,847,884	—	$1,847,884	—
Warrants	713	713	—	—
Short-term investments	1,243,358	1,243,358	—	—
Total investments in securities	$114,033,121	$112,182,893	$1,847,884	$2,344

Multi-Index 2055 Lifetime Portfolio
Investments in securities:
14	|

	Total value at 5-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multi-Index 2055 Lifetime Portfolio (continued)
Assets
Affiliated investment companies	$122,926,354	$122,926,354	—	—
Unaffiliated investment companies	108,108,400	108,108,400	—	—
Common stocks	4,908	—	—	$4,908
U.S. Government and Agency obligations	3,867,665	—	$3,867,665	—
Warrants	1,495	1,495	—	—
Short-term investments	931,979	931,979	—	—
Total investments in securities	$235,840,801	$231,968,228	$3,867,665	$4,908

Multi-Index 2050 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$165,766,212	$165,766,212	—	—
Unaffiliated investment companies	145,390,264	145,390,264	—	—
Common stocks	6,729	—	—	$6,729
U.S. Government and Agency obligations	5,258,063	—	$5,258,063	—
Warrants	2,049	2,049	—	—
Short-term investments	1,303,004	1,303,004	—	—
Total investments in securities	$317,726,321	$312,461,529	$5,258,063	$6,729

Multi-Index 2045 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$211,928,513	$211,928,513	—	—
Unaffiliated investment companies	189,226,574	189,226,574	—	—
Common stocks	8,587	—	—	$8,587
U.S. Government and Agency obligations	7,981,006	—	$7,981,006	—
Warrants	2,615	2,615	—	—
Short-term investments	1,765,217	1,765,217	—	—
Total investments in securities	$410,912,512	$402,922,919	$7,981,006	$8,587

Multi-Index 2040 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$202,734,772	$202,734,772	—	—
Unaffiliated investment companies	212,870,464	212,870,464	—	—
Common stocks	8,275	—	—	$8,275
U.S. Government and Agency obligations	15,248,635	—	$15,248,635	—
Warrants	2,521	2,521	—	—
Short-term investments	9,340,072	9,340,072	—	—
Total investments in securities	$440,204,739	$424,947,829	$15,248,635	$8,275

Multi-Index 2035 Lifetime Portfolio
Investments in securities:
Assets
|	15

	Total value at 5-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multi-Index 2035 Lifetime Portfolio (continued)
Affiliated investment companies	$216,465,400	$216,465,400	—	—
Unaffiliated investment companies	267,882,850	267,882,850	—	—
Common stocks	8,855	—	—	$8,855
U.S. Government and Agency obligations	25,956,606	—	$25,956,606	—
Warrants	2,696	2,696	—	—
Short-term investments	17,322,234	17,322,234	—	—
Total investments in securities	$527,638,641	$501,673,180	$25,956,606	$8,855

Multi-Index 2030 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$195,441,987	$195,441,987	—	—
Unaffiliated investment companies	293,607,302	293,607,302	—	—
Common stocks	7,935	—	—	$7,935
U.S. Government and Agency obligations	37,989,833	—	$37,989,833	—
Warrants	2,417	2,417	—	—
Short-term investments	41,841,772	41,841,772	—	—
Total investments in securities	$568,891,246	$530,893,478	$37,989,833	$7,935

Multi-Index 2025 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$130,061,727	$130,061,727	—	—
Unaffiliated investment companies	270,027,191	270,027,191	—	—
Common stocks	5,347	—	—	$5,347
U.S. Government and Agency obligations	36,382,689	—	$36,382,689	—
Warrants	1,630	1,630	—	—
Short-term investments	45,708,537	45,708,537	—	—
Total investments in securities	$482,187,121	$445,799,085	$36,382,689	$5,347

Multi-Index 2020 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$41,773,087	$41,773,087	—	—
Unaffiliated investment companies	159,711,946	159,711,946	—	—
Common stocks	1,652	—	—	$1,652
U.S. Government and Agency obligations	18,487,056	—	$18,487,056	—
Warrants	501	501	—	—
Short-term investments	27,771,358	27,771,358	—	—
Total investments in securities	$247,745,600	$229,256,892	$18,487,056	$1,652

Multi-Index 2015 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$11,408,981	$11,408,981	—	—
Unaffiliated investment companies	47,433,591	47,433,591	—	—
Common stocks	427	—	—	$427
U.S. Government and Agency obligations	5,435,891	—	$5,435,891	—
Warrants	129	129	—	—
Short-term investments	12,942,460	12,942,460	—	—
Total investments in securities	$77,221,479	$71,785,161	$5,435,891	$427

16	|

	Total value at 5-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multi-Index 2010 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$5,589,196	$5,589,196	—	—
Unaffiliated investment companies	33,953,487	33,953,487	—	—
Common stocks	227	—	—	$227
U.S. Government and Agency obligations	3,848,033	—	$3,848,033	—
Warrants	70	70	—	—
Short-term investments	7,529,837	7,529,837	—	—
Total investments in securities	$50,920,850	$47,072,590	$3,848,033	$227
Level 3 includes securities valued at $0. Refer to Portfolios’ investments.
Investment in affiliated underlying funds. The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each underlying funds’ net assets.
Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multi-Index 2065 Lifetime Portfolio
International Strategic Equity Allocation	371,062	—	$3,766,668	$(114,269)	$(12,975)	$(136,598)	—	—	$3,502,826
John Hancock Collateral Trust	—	—	903,754	(902,985)	(769)	—	$119	—	—
Strategic Equity Allocation	—	$3,683,854	6,190,411	(8,636,754)	(1,003,984)	(233,527)	103,402	$853,289	—
U.S. Sector Rotation	507,798	—	4,989,646	(75,160)	(10,436)	(338,949)	—	—	4,565,101
					$(1,028,164)	$(709,074)	$103,521	$853,289	$8,067,927
Multi-Index 2060 Lifetime Portfolio
International Strategic Equity Allocation	2,723,056	—	$27,009,221	$(181,280)	$(11,942)	$(1,110,349)	—	—	$25,705,650
John Hancock Collateral Trust	90,340	$2,426,780	23,181,872	(24,698,806)	(6,458)	(103)	$6,710	$123	903,285
Strategic Equity Allocation	—	55,994,335	24,712,017	(68,785,786)	(2,361,365)	(9,559,201)	996,405	8,551,738	—
U.S. Sector Rotation	3,710,264	—	36,015,749	—	—	(2,660,479)	—	—	33,355,270
					$(2,379,765)	$(13,330,132)	$1,003,115	$8,551,861	$59,964,205
Multi-Index 2055 Lifetime Portfolio
International Strategic Equity Allocation	5,676,670	—	$56,376,322	$(436,586)	$(28,760)	$(2,323,209)	—	—	$53,587,767
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	26,107	$10,508,365	$52,949,680	$(63,180,588)	$(15,857)	$(560)	$11,580	$518	$261,040
Strategic Equity Allocation	—	125,816,454	42,400,278	(142,105,228)	(4,001,957)	(22,109,547)	2,175,911	18,796,680	—
U.S. Sector Rotation	7,712,857	—	75,043,063	(125,342)	(10,133)	(5,569,001)	—	—	69,338,587
					$(4,056,707)	$(30,002,317)	$2,187,491	$18,797,198	$123,187,394
Multi-Index 2050 Lifetime Portfolio
International Strategic Equity Allocation	7,669,227	—	$76,470,793	$(888,599)	$(58,536)	$(3,126,156)	—	—	$72,397,502
John Hancock Collateral Trust	45,441	$7,666,774	74,559,863	(81,748,197)	(22,197)	(1,890)	$20,003	$552	454,353
Strategic Equity Allocation	—	164,790,558	62,988,288	(193,035,719)	(5,904,612)	(28,838,515)	2,897,641	24,920,809	—
U.S. Sector Rotation	10,385,841	—	100,984,892	—	—	(7,616,182)	—	—	93,368,710
					$(5,985,345)	$(39,582,743)	$2,917,644	$24,921,361	$166,220,565
Multi-Index 2045 Lifetime Portfolio
International Strategic Equity Allocation	9,792,107	—	$97,656,447	$(1,142,847)	$(75,285)	$(4,000,824)	—	—	$92,437,491
John Hancock Collateral Trust	48,117	$15,825,925	194,703,646	(210,021,265)	(26,460)	(735)	$27,297	—	481,111
Strategic Equity Allocation	—	220,205,034	72,711,317	(247,536,399)	(7,525,710)	(37,854,242)	3,766,442	$32,484,181	—
U.S. Sector Rotation	13,291,549	—	129,266,242	(92,878)	(6,070)	(9,676,272)	—	—	119,491,022
					$(7,633,525)	$(51,532,073)	$3,793,739	$32,484,181	$212,409,624
Multi-Index 2040 Lifetime Portfolio
International Strategic Equity Allocation	9,421,189	—	$94,022,901	$(1,183,971)	$(77,994)	$(3,824,907)	—	—	$88,936,029
John Hancock Collateral Trust	804,346	$13,169,427	172,878,980	(177,974,015)	(30,250)	(1,731)	$45,407	—	8,042,411
Strategic Equity Allocation	—	209,999,372	72,456,878	(238,636,880)	(5,954,436)	(37,864,934)	3,648,035	$31,487,412	—
U.S. Sector Rotation	12,658,370	—	123,511,726	(349,435)	(17,649)	(9,345,899)	—	—	113,798,743
					$(6,080,329)	$(51,037,471)	$3,693,442	$31,487,412	$210,777,183
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multi-Index 2035 Lifetime Portfolio
International Strategic Equity Allocation	10,021,846	—	$99,497,033	$(709,855)	$(46,762)	$(4,134,188)	—	—	$94,606,228
John Hancock Collateral Trust	1,584,996	$25,186,339	222,354,165	(231,653,600)	(38,498)	(509)	$87,207	$4,177	15,847,897
Strategic Equity Allocation	—	219,246,981	84,172,949	(256,446,714)	(6,313,992)	(40,659,224)	3,904,580	33,703,442	—
U.S. Sector Rotation	13,554,969	—	131,984,212	(176,755)	(2,619)	(9,945,666)	—	—	121,859,172
					$(6,401,871)	$(54,739,587)	$3,991,787	$33,707,619	$232,313,297
Multi-Index 2030 Lifetime Portfolio
International Strategic Equity Allocation	9,012,658	—	$89,512,314	$(796,604)	$(52,476)	$(3,583,740)	—	—	$85,079,494
John Hancock Collateral Trust	3,969,256	$16,058,781	255,455,755	(231,770,751)	(52,220)	(4,167)	$228,070	$7,696	39,687,398
Strategic Equity Allocation	—	200,813,026	80,775,434	(238,517,998)	(3,267,798)	(39,802,664)	3,586,846	31,075,394	—
U.S. Sector Rotation	12,276,139	—	119,421,004	(239,350)	(1,232)	(8,817,929)	—	—	110,362,493
					$(3,373,726)	$(52,208,500)	$3,814,916	$31,083,090	$235,129,385
Multi-Index 2025 Lifetime Portfolio
International Strategic Equity Allocation	6,043,451	—	$59,597,433	$(14,183)	$(160)	$(2,532,915)	—	—	$57,050,175
John Hancock Collateral Trust	4,532,855	$12,154,680	249,942,581	(216,725,453)	(45,946)	(3,207)	$267,591	$5,695	45,322,655
Strategic Equity Allocation	—	131,584,044	55,444,100	(158,982,716)	(667,973)	(27,377,455)	2,358,527	20,359,066	—
U.S. Sector Rotation	8,121,418	—	79,140,233	(142,391)	(733)	(5,985,557)	—	—	73,011,552
					$(714,812)	$(35,899,134)	$2,626,118	$20,364,761	$175,384,382
Multi-Index 2020 Lifetime Portfolio
International Strategic Equity Allocation	1,907,247	—	$18,786,436	$(4,961)	$(56)	$(777,009)	—	—	$18,004,410
John Hancock Collateral Trust	2,765,538	$10,734,062	283,755,757	(266,808,736)	(29,191)	(110)	$191,312	$6,906	27,651,782
Strategic Equity Allocation	—	42,896,823	19,965,909	(53,924,598)	378,032	(9,316,166)	745,034	6,452,500	—
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
U.S. Sector Rotation	2,643,902	—	$25,661,757	$(55,980)	$(288)	$(1,836,812)	—	—	$23,768,677
					$348,497	$(11,930,097)	$936,346	$6,459,406	$69,424,869
Multi-Index 2015 Lifetime Portfolio
International Strategic Equity Allocation	521,505	—	$5,190,570	$(78,414)	$(5,915)	$(183,235)	—	—	$4,923,006
John Hancock Collateral Trust	1,281,246	—	85,290,224	(72,472,044)	(6,835)	(550)	$54,498	$823	12,810,795
Strategic Equity Allocation	—	$11,456,690	6,268,207	(15,098,996)	(265,389)	(2,360,512)	212,646	1,867,301	—
U.S. Sector Rotation	721,466	—	7,026,123	(72,584)	(9,457)	(458,107)	—	—	6,485,975
					$(287,596)	$(3,002,404)	$267,144	$1,868,124	$24,219,776
Multi-Index 2010 Lifetime Portfolio
International Strategic Equity Allocation	258,490	—	$2,605,622	$(58,890)	$(1,228)	$(105,355)	—	—	$2,440,149
John Hancock Collateral Trust	752,976	$298,657	62,416,638	(55,179,884)	(6,750)	124	$48,843	$1,253	7,528,785
Strategic Equity Allocation	—	6,009,674	3,987,005	(8,763,027)	(37,615)	(1,196,037)	103,147	894,414	—
U.S. Sector Rotation	350,283	—	3,548,301	(147,684)	(8,850)	(242,720)	—	—	3,149,047
					$(54,443)	$(1,543,988)	$151,990	$895,667	$13,117,981
For additional information on the portfolios’ significant accounting policies and risks, please refer to the portfolios’ most recent semiannual or annual shareholder report and prospectus.
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